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                                                 Filed Pursuant to Rule 497
                                                 Registration File No.: 811-3007
                                                                        2-66935



               DAVIS INTERMEDIATE INVESTMENT GRADE BOND FUND, INC.
                               NOTIFICATION TO SEC
                                       OF
                           CHANGE IN REGISTRANT'S NAME

The Registrant, hereby notifies the SEC that it has legally changed its name from "Davis High Income Fund, Inc." to "Davis Intermediate Investment Grade Bond Fund, Inc.".

Dated:  August 2, 1999

Davis Intermediate Investment Grade Bond Fund, Inc.


By: /s/ Thomas D. Tays
-----------------------------
Thomas D. Tays, Secretary